Employees Benefits (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 2,055
2026	2,472
2027	2,922
2028	3,294
2029	3,779
2030 to 2034	R$ 26,569
Weighted average duration - in years	15 years 2 months 12 days
FGTS Penalty [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 25,006
2026	5,788
2027	6,343
2028	6,233
2029	7,791
2030 to 2034	R$ 46,271
Weighted average duration - in years	5 years 1 month 6 days
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 17,979
2026	15,904
2027	15,231
2028	18,204
2029	17,757
2030 to 2034	R$ 80,764
Weighted average duration - in years	4 years 9 months 18 days
Others [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 50,236
2026	25,247
2027	27,544
2028	28,432
2029	29,827
2030 to 2034	R$ 275,565
Weighted average duration - in years	7 years 7 months 20 days
Total [Member]
IfrsStatementLineItems [Line Items]
2025	R$ 95,276
2026	49,411
2027	52,040
2028	56,163
2029	59,154
2030 to 2034	R$ 429,169